Discontinued Operations and Assets Held for Sale - Schedule of Supplemental Disclosures from Cash Flows (Details) - Disposal Group, Disposed of by Sale, Not Discontinued Operations - USD ($)
$ in Thousands
	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Schedule of Supplemental Disclosures from Cash Flows [Abstract]
Interest paid	$ 75,961	$ 205,421
Taxes paid	2,888	5,818
Continuing Operations [Member]
Schedule of Supplemental Disclosures from Cash Flows [Abstract]
Interest paid	74,095	179,695
Taxes paid	2,888	3,645
Discontinued Operations [Member]
Schedule of Supplemental Disclosures from Cash Flows [Abstract]
Interest paid	1,866	25,726
Taxes paid		$ 2,173